13F-HR

03/31/2007

0001129925

NONE

1

Joel I. Bennett

818-414-2162

jibennet@pacbell.net


13F-HR

Form 13F Holdings Report

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):

 [ ] is a restatement.


 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Canyada Capital Management, Inc.
Address:	4246 Beulah Drive
		La Canada Flintridge, CA 91011


13F File Number: 28-06037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Joel I. Bennett
Title:	President
Phone:	818-414-2162

Signature, Place, and Date of Signing:


Joel I. Bennett
La Canada Flintridge, CA 91011
May 14, 2007

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ] 	13F NOTICE.

[ ]	13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
 0

Form 13F Information Table Entry Total:
 10

Form 13F Information Table Value Total:
 $39,266,000

Provide a numbered list of the names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


     FORM 13F INFORMATION TABLE

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aegon N.V. - Amer. Reg. Shs.   COM              0079241032    2293   114974 SH       SOLE                                     114974
American International Group   COM              0268741073   17631   262290 SH       SOLE                                     262290
AT&T Inc.		       COM		00206R1023     286     7253 SH       SOLE					7253
Berkshire Hathaway Inc. Cl 'A' COM              0846701086   12861      118 SH       SOLE                                        118
Berkshire Hathaway Inc. Cl 'B' COM              0846702076    2694      740 SH       SOLE                                        740
Chubb Corp.                    COM              1712321017    1260    24382 SH       SOLE                                      24382
Citigroup Inc.                 COM              1729671016     277     5393 SH       SOLE                                       5393
International Coal Group Inc.  COM              45928H1068     126    24000 SH       SOLE                                      24000
Washington Mutual, Inc.        COM             	9393221934    1354    33534 SH       SOLE                                      33534
Western Union Co.	       COM             	9598021098     484    22044 SH       SOLE                                      22044

